Profit Before Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Other Operating Income and Expenses, Net
a.	Other operating income and expenses, net

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Rental income	$656,745	$692,010	$702,916	$21,437
Gain on disposal of property, plant and equipment	113,356	161,761	208,980	6,373
Royalty income	638,867	674,859	275,289	8,396
Impairment loss on non-financial assets (Notes 15 and 19)	(327,569)	(146,570)	(133,880)	(4,083)
Others	(67,071)	(60,290)	119,287	3,638

	$1,014,328	$1,321,770	$1,172,592	$35,761

Summary of Other Income
b.	Other income

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Interest income
Bank deposits	$646,407	$1,510,422	$1,853,558	$56,528
Interest income from loans to related parties (Note 35)	-	-	29,960	914
Contracts with customers	8,340	2,985	-	-

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Government subsidies	$797,612	$940,127	$846,404	$25,813
Dividends income	278,381	256,160	194,812	5,941

	$1,730,740	$2,709,694	$2,924,734	$89,196

Summary of Other Gains, net
c.	Other gains and losses

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Net gain on financial assets mandatorily at FVTPL	$10,244,928	$6,155,995	$11,726,761	$357,632
Net loss arising on financial instruments held for trading	(6,137,183)	(4,295,484)	(1,908,202)	(58,195)
Gain on disposal of subsidiaries (Note 30)	-	529,721	-	-
Foreign exchange gains (losses), net	(2,459,474)	998,111	(5,538,433)	(168,907)
Gain on bargain purchase (Note 29)	-	-	76,715	2,340
Impairment loss on investments accounted for using the equity method (Note 14)	(61,206)	-	(42,143)	(1,285)
Gain on disposal of investments accounted for using the equity method	80,317	55,795	20,952	639
Others	-	-	14,342	438

	$1,667,382	$3,444,138	$4,349,992	$132,662

Summary of Finance Costs
d.	Finance costs

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Interest on lease liabilities	$134,871	$148,916	$184,970	$5,641
Interest on borrowings and bonds payable	3,912,526	6,197,706	6,848,484	208,859

Total interest expense for financial liabilities measured at amortized cost	4,047,397	6,346,622	7,033,454	214,500
Less: Amounts included in the cost of qualifying assets Property, plant and equipment	(58,263)	(107,712)	(285,611)	(8,710)

	3,989,134	6,238,910	6,747,843	205,790
Other finance costs	20,648	33,176	29,189	890

	$4,009,782	$6,272,086	$6,777,032	$206,680

Summary of Capitalized Borrowing Costs
Information relating to the capitalized borrowing costs was as follows:

	For the Year Ended December 31
	2022	2023	2024

Annual interest capitalization rates
Property, plant and equipment (%)	0.59-4.22	1.46-6.82	1.68-6.40

Summary of Depreciation and Amortization
e.	Depreciation and amortization

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Property, plant and equipment	$48,945,756	$51,799,481	$53,500,799	$1,631,619
Right-of-use assets	1,468,040	1,304,020	1,415,140	43,158
Investment properties	1,107,014	1,091,879	1,079,259	32,914
Other intangible assets	3,931,079	3,906,483	3,820,014	116,499

Total	$55,451,889	$58,101,863	$59,815,212	$1,824,190

Summary of depreciation by function
Operating costs	$47,894,701	$49,701,740	$51,031,493	$1,556,313
Operating expenses	3,626,109	4,493,640	4,963,705	151,378

	$51,520,810	$54,195,380	$55,995,198	$1,707,691

Summary of amortization by function
Operating costs	$2,465,837	$2,433,492	$2,370,726	$72,300
Operating expenses	1,465,242	1,472,991	1,449,288	44,199

	$3,931,079	$3,906,483	$3,820,014	$116,499

Summary of Operating Expenses Directly Related to Investment Properties
f.	Operating expenses directly related to investment properties

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Direct operating expenses of investment properties that generated rental income	$1,616,197	$1,593,819	$1,549,651	$47,260

Summary of Employee Benefits Expense
g.	Employee benefits expense

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Post-employment benefits
Defined contribution plans	$3,590,439	$3,671,057	$3,851,095	$117,447

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Defined benefit plans	$188,141	$209,978	$213,990	$6,526

	3,778,580	3,881,035	4,065,085	123,973
Equity-settled share-based payments	989,843	742,890	2,188,600	66,746
Other employee benefits	98,404,937	86,893,030	93,677,548	2,856,894

	$103,173,360	$91,516,955	$99,931,233	$3,047,613

Summary of employee benefits expense by function
Operating costs	$65,063,705	$58,390,785	$61,843,852	$1,886,058
Operating expenses	38,109,655	33,126,170	38,087,381	1,161,555

	$103,173,360	$91,516,955	$99,931,233	$3,047,613

Summary of Employees' Compensation and Remuneration to Directors
h.	Employees’ compensation and remuneration to directors
The Articles stipulates to distribute employees’ compensation and remuneration to directors at the rates of 0.01%-1.00% and no higher than 0.75%, respectively, of net profit before income tax, employees’ compensation and remuneration to directors.

	For the Year Ended December 31
	2023		2024
	Accrual Rate (%)	Accrual Amount	Accrual Rate (%)	Accrual Amount
		NT$		NT$	US$ (Note 4)

Employees’ compensation	0.25	$79,385	0.25	$81,113	$2,474
Remuneration to directors	0.40	127,016	0.25	79,947	2,438

Summary of Appropriations of Employees' Compensation (Settled by Cash) and Remuneration to Directors
In March 2023 and March 2024, the board of directors resolved the appropriations of employees’ compensation and remuneration to directors in cash for 2022 and 2023, respectively. The differences between the resolved amounts and the accrued amounts reflected in the annual consolidated financial statements for the years ended December 31, 2022 and 2023 were deemed changes in estimates. The differences were NT$1,572 thousand and NT$1,951 thousand (US$60 thousand) and were adjusted in net profit for each of the years ended December 31, 2023 and 2024, respectively.

	For Year 2022		For Year 2023
	Employees’ compensation	Remuneration to directors	Employees’ compensation	Remuneration to directors
	NT$	NT$	NT$	NT$

Resolved by the board of directors	$155,463	$247,000	$79,450	$125,000

Recognized in the consolidated financial statements	$155,398	$248,637	$79,385	$127,016